Offerings - Offering: 1	Jun. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the CuriosityStream Inducement Equity Incentive Plan
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	2.6275
Maximum Aggregate Offering Price	$ 788,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 108.86
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split or similar transactions.

Estimated in accordance with Rule 457(h) under the Securities Act solely for purposes of calculating the registration fee, based on the average of the high and low sales prices per share of Common Stock, as reported on The Nasdaq Capital Market on June 11, 2026.